1801 California Street, Suite 5200 Denver, Colorado 80202

December 2, 2016

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0102

Re:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659, 811-04556)
Registration Statement on Form N-14 (File No. 333-214087)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Statement of Additional Information, dated November 28, 2016 and otherwise required to be filed pursuant to paragraph (b) of Rule 497, does not differ from the Statement of Additional Information contained in the Form N-14 Statement of Additional Information. The Statement of Additional Information was filed electronically with the Securities and Exchange Commission on November 28, 2016 via EDGAR (Accession No. 0001193125-16-778061).

Please call the undersigned at (720) 493-4249 with any questions.

Very truly yours,

/s/ Tané T. Tyler
Tané T. Tyler
Vice President, Assistant General Counsel,
Chief Legal Officer and Secretary
Transamerica Asset Management, Inc.